Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

As of September 30, 2022, the following financial assets and liabilities were measured at fair value on a recurring basis presented on the Company’s consolidated balance sheet:

	Fair Value Measurements Using			Balance as at
	Level 1	Level 2	Level 3	September 30, 2022

Assets
Cash	$6,389,839	-	-	$6,389,839
	-	-	-
Total assets measured at fair value	$6,389,839	-		$6,389,839

Liabilities
Warrant liability	$3,101,102	-	-	$3,101,102

Total liabilities measured at fair value	$3,101,102	-	-	$3,101,102

As of December 31, 2021, the following financial assets and liabilities were measured at fair value on a recurring basis presented on the Company’s balance sheet:

	Fair Value Measurements Using			Balance as at December 31,
	Level 1	Level 2	Level 3	2021
	$	$	$	$
Assets
Cash	1,479,166	-	-	1,479,166
Contingent stock liability	-	-	677,000	677,000
Contingent warrant liability	-	-	585,000	585,000
Total assets measured at fair value	1,479,166	-	1,262,000	2,741,166